Segment Reporting	12 Months Ended
Dec. 31, 2020
Disclosure Of Segment Reporting [Abstract]
Segment Reporting
41. Segment reporting
Basis for segmentation
The Bank identified the operating segments based on the management information reviewed by the chief operating decision maker. As of December 31, 2020, and 2019, the Group has determined that it has only one reportable segment related to banking activities.
Most of the Group’s operations, property and customers are located in Argentina. No customer has generated 10% or more of the Group’s total income.
The following is relevant information on loans and deposits by business line as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Financial assets at amortized cost - Loans and advances	279,585,511	265,650,592
Corporate banking	33,152,112	52,578,472
Small and medium companies	88,081,690	64,031,846
Retail	158,351,709	149,040,274

Other assets	413,439,014	352,660,107

TOTAL ASSETS	693,024,525	618,310,699

Financial liabilities at amortized cost – Deposits	478,223,264	400,236,797
Corporate banking	91,105,915	33,391,167
Small and medium companies	101,543,218	92,791,600
Retail	285,574,131	274,054,030

Other liabilities	100,257,867	103,256,993

TOTAL LIABILITIES	578,481,131	503,493,790

The information in relation to the operating segment (Group banking activity) is the same as that set out in the Consolidated statement of profit or loss, considering that it is the measure used by the Entity’s highest authority in making decisions about the allocation of resources and performance evaluation